Condensed consolidated statement of comprehensive income (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Profit after tax		£ 3,648	£ 2,910
Other comprehensive income/(loss) that may be recycled to profit or loss:
Currency translation reserve	[1]	(1,173)	1,703
Fair value through other comprehensive income reserve	[1]	77	(913)
Cash flow hedging reserve	[1]	(755)	(3,818)
Other comprehensive loss that may be recycled to profit	[1]	(1,851)	(3,028)
Other comprehensive income/(loss) not recycled to profit or loss:
Retirement benefit remeasurements	[1]	(476)	1,090
Fair value through other comprehensive income reserve	[1]	(2)	154
Own credit	[1]	(494)	855
Other comprehensive income not recycled to profit	[1]	(972)	2,099
Other comprehensive loss for the period		(2,823)	(929)
Total comprehensive income for the period		825	1,981
Attributable to:
Equity holders of the parent		795	1,960
Non-controlling interests		30	21
Total comprehensive income for the period		£ 825	£ 1,981

[1]	Reported net of tax.